Derivative financial instruments - Summary of derivative financial instruments portfolio (assets and liabilities) by type of instrument (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 10,943,714	R$ 7,559,433
Percentage of derivative financial assets	100.00%	100.00%
Liabilities, fair value	R$ 11,908,183	R$ 7,819,364
Percentage of derivative financial liabilities	100.00%	100.00%
Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 8,112,055	R$ 6,735,478
Percentage of derivative financial liabilities	69.00%	87.00%
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 1,057,426	R$ 200,272
Percentage of derivative financial liabilities	18.00%	2.00%
Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 157,710	R$ 13,221
Percentage of derivative financial liabilities	10.00%	1.00%
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 2,561,327	R$ 870,393
Percentage of derivative financial liabilities	3.00%	10.00%
Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	R$ 19,665
Percentage of derivative financial liabilities	0.00%
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 2,577,311	R$ 777,816
Percentage of derivative financial assets	14.00%	10.00%
Liabilities, fair value	R$ 2,561,327	R$ 870,393
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 1,601,167	R$ 456,724
Percentage of derivative financial assets	16.00%	6.00%
Liabilities, fair value	R$ 1,057,426	R$ 200,272
Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 194,911	R$ 26,535
Percentage of derivative financial assets	2.00%	1.00%
Liabilities, fair value	R$ 157,710	R$ 13,221
Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 6,570,325	R$ 6,298,358
Percentage of derivative financial assets	68.00%	83.00%
Liabilities, fair value	R$ 8,112,055	R$ 6,735,478
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,974,487	2,619,700
Liabilities, fair value	2,137,913	2,386,360
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,941,553	2,152,890
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	62,935	133,679
Up to 3 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	6	542
Up to 3 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	113,754	99,249
Up to 3 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	19,665
Up to 3 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	73,016	35,241
Up to 3 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	404,764	230,862
Up to 3 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	21,891	26,535
Up to 3 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,474,816	2,327,062
From 4 to 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,760,558	2,759,530
Liabilities, fair value	2,250,942	2,643,065
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,937,725	2,378,689
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	68,398	49,102
From 4 to 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	4,814	1,742
From 4 to 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	240,005	213,532
From 4 to 12 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	0
From 4 to 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	259,300	206,921
From 4 to 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	216,895	201,324
From 4 to 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	3,275	0
From 4 to 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,281,088	2,351,285
Above 12 months
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,208,669	2,180,203
Liabilities, fair value	7,519,328	2,789,939
Above 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	4,232,777	2,203,899
Above 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	926,093	17,491
Above 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	152,890	10,937
Above 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,207,568	557,612
Above 12 months | Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	0
Above 12 months | Swap contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,244,995	535,654
Above 12 months | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	979,508	24,538
Above 12 months | Future contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	169,745	0
Above 12 months | Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 2,814,421	R$ 1,620,011